Derivative Financial Instruments designated to Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Composition of financial instruments portfolio [Text Block]
December 31, 2025
Risk factor	Liabilities (i)	Financial instruments (ii)	Fair value	MTM

Swap of currency EU€ 110M	(647,386)	(8,266)	(4,384)	(3,882)
Swap of currency EU€ 150M	(992,375)	(30,285)	(26,437)	(3,848)
NDF of currency USD	(213,324)	4,464	—	4,464

December 31, 2024
Risk factor	Liabilities (i)	Financial instruments (ii)	Fair value	MTM

Swap of currency EUR	(644,960)	2,437	7,024	(4,587)
Swap of currency USD	(253,098)	55,467	47,760	7,707

(i) The amounts include taxes that were presented in taxes and contributions.

(ii) In the balance sheet the amounts presented in derivative financial instruments include others financial instruments not-designated to hedge accounting.

Information about how entity determined risk component designated as hedged item [text block]
	December 31, 2025
	Asset (Liability)	Financial instruments (i)	Fair value	MTM
Payroll loans	302,060	4	(5,773)	5,777
Fixed rated CDB	(9,449,998)	(36,690)	(59,291)	22,601

	December 31, 2024
	Asset (Liability)	Financial instruments (i)	Fair value	MTM
Payroll loans	697,913	2,025	(694)	2,719
Fixed rated CDB	(9,887,820)	(57,453)	(29,178)	(28,275)

(i) In the balance sheet the amounts presented in derivative financial instruments include others financial instruments not-designated to hedge accounting.